Segment, Geographic and Other Revenue Information - Footnotes (Detail) - USD ($) $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017	Nov. 30, 2016	Jul. 01, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Litigation settlement income (loss)	[1]					$ (157)		$ (240)		$ (510)
Income (Loss) on sale of HIS net assets	[2],[3]					1		(55)		(1,712)
Business and legal entity alignment costs	[4]					4		71		261
Loss on early retirement of debt			$ 999	$ 312		3	[5]	999	[5]	312	[5]
Gain associated with Bain Capital transaction	[7]					586	[6]	224		18
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Restructuring charges and implementation costs						977		204		1,400
Litigation settlement income (loss)						(157)		(237)
Business and legal entity alignment costs						4		71
Loss on early retirement of debt						3	[5]	999		312
Certain asset impairments						3,100		379		1,400
Other income (charges)						(65)		(700)		(294)
One-time bonus paid to all Pfizer colleagues excluding executives						119
Other legal matters, net										494
Alignment costs										261
HIS [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Income (Loss) on sale of HIS net assets						(1)		(55)		(1,700)
Scenario, Adjustment [Member] | Corporate [Member]
Segment Reporting Information [Line Items]
Costs reclassified								(70)		(43)
Innovative Health Segment [Member] | Scenario, Adjustment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Costs reclassified								(468)		(312)
Essential Health Segment [Member] | Scenario, Adjustment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Costs reclassified								(176)		$ (167)
ViiV Healthcare Limited [Member]
Segment Reporting Information [Line Items]
Dividend income						253
ViiV Healthcare Limited [Member] | Innovative Health Segment [Member]
Segment Reporting Information [Line Items]
Dividend income								266
ViiV Healthcare Limited [Member] | Innovative Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Dividend income						253		$ 266
Allogene [Member]
Segment Reporting Information [Line Items]
Gain from contribution agreement					$ 50	50
Allogene [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Gain from contribution agreement						50
Bain Capital [Member] | Cerevel [Member]
Segment Reporting Information [Line Items]
Gain associated with Bain Capital transaction		$ 343				343
Bain Capital [Member] | Cerevel [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Gain associated with Bain Capital transaction						343
2017-2019 Initiatives and Organizing for Growth Initiative [Member]
Segment Reporting Information [Line Items]
Legal, tax and advisory service expense						59
2017-2019 Initiatives and Organizing for Growth Initiative [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Legal, tax and advisory service expense						$ 59

[1]	In 2018, primarily includes legal reserves for certain pending legal matters, partially offset by the reversal of a legal accrual where a loss was no longer deemed probable. In 2017, primarily includes a $94 million charge to resolve a class action lawsuit filed by direct purchasers relating to Celebrex, which was approved by the court in April 2018, and a $79 million charge to reflect damages awarded by a jury in a patent matter. In 2016, primarily includes amounts to resolve a Multi-District Litigation relating to Celebrex and Bextra pending against the Company in New York federal court for $486 million, partially offset by the reversal of a legal accrual where a loss was no longer deemed probable. In addition, 2016 includes a settlement related to a patent matter.
[2]	Amounts may not add due to rounding.
[3]	In 2018 and 2017, represents adjustments to amounts previously recorded in 2016 to write down the HIS net assets to fair value less costs to sell related to the sale of HIS net assets to ICU Medical on February 3, 2017. In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[4]	Represents expenses for changes to our infrastructure to align our commercial operations that existed through December 31, 2018, including costs to internally separate our businesses into distinct legal entities, as well as to streamline our intercompany supply operations to better support each business.
[5]	In 2017 and 2016, represents net losses due to the early retirement of debt, inclusive of the related termination of cross currency swaps in 2017 and inclusive of the related termination of interest rate swaps in 2016.
[6]	The net gains on investments in equity securities are reported in Other (income)/deductions––net and, for 2018, include unrealized net gains on equity securities reflecting the adoption of a new accounting standard in the first quarter of 2018. For additional information, see Note 4.
[7]	The net gains on investments in equity securities in 2018, include unrealized net gains on equity securities of $477 million, reflecting the adoption of a new accounting standard in the first quarter of 2018. Net gains in 2018 were primarily driven by unrealized gains of $466 million related to our investment in Allogene. Prior to the adoption of a new accounting standard in the first quarter of 2018, net unrealized gains and losses on virtually all equity securities with readily determinable fair values were reported in Accumulated other comprehensive income. For additional information, see Note 1B, Note 2B and Note 7B.